As filed with the Securities and Exchange Commission on March 28, 2011

Securities Act File No. 333-151672

Investment Company Act File No. 811-22208

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 29	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 30	☒

VALUED ADVISERS TRUST

(Exact Name of Registrant as Specified in Charter)

2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code: (317) 917-7000

Capitol Services, Inc.

615 S. Dupont Hwy., Dover, Delaware 19901

(Name and Address of Agent for Service)

With Copies to:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

2041 W. 141st Terrace, Suite 119

Leawood, KS 66224

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b);

☒	on April 5, 2011 pursuant to paragraph (b);

☐	60 days after filing pursuant to paragraph (a)(1);

☐	on (date) pursuant to paragraph (a)(1);

☐	75 days after filing pursuant to paragraph (a)(2); or

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 29 to the registration statement on Form N-1A for the Valued Advisers Trust (the “Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 22 from March 29, 2011 to April 5, 2011 for the Registrant’s Angel Oak Multi-Strategy Income Fund. This amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 22 that was filed with the Securities and Exchange Commission on December 23, 2010.

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits.

(a)(1)	Certificate of Trust.[1]

(a)(2)	Agreement and Declaration of Trust.[2]

(a)(3)	Amended Schedule A to the Agreement and Declaration of Trust.[13]

(b)(1)	Bylaws.[2]

(b)(2)	Amendment, dated September 22, 2009, to Bylaws.[7]

(c)	Certificates for shares are not issued. Provisions of the Agreement and Declaration of Trust define the rights of holders of shares of the Trust.[2]

(d)(1)	Investment Advisory Agreement between the Trust and Golub Group, LLC. [3]

(d)(2)	Investment Advisory Agreement between the Trust and TEAM Financial Asset Management, LLC.[6]

(d)(3)	Investment Advisory Agreement between the Trust and Long Short Advisors, LLC. [10]

(d)(4)	Investment Subadvisory Agreement between Long Short Advisors, LLC and Independence Capital Asset Partners, LLC. [10]

(d)(5)	Investment Advisory Agreement between the Trust and Geier Asset Management, Inc.[11]

(d)(6)	Investment Advisory Agreement between the Trust and Angel Oak Capital Advisors, LLC.[13]

(d)(7)	Investment Advisory Agreement between the Trust and Longview Capital Management, LLC.[13]

(e)	Form of Distribution Agreement between the Trust and Unified Financial Securities, Inc.[4]

(f)	Not applicable.

(g)(1)	Custody Agreement between the Trust and Huntington National Bank.[2]

(g)(2)	Amended Appendix B to the Custody Agreement between the Trust and Huntington National Bank.[13]

(g)(3)	Amended Appendix D to the Custody Agreement between the Trust and Huntington National Bank.[10]

(g)(4)	Custody Agreement between the Trust and Citibank, N.A.[11]

(h)(1)	Mutual Fund Services Agreement between the Trust and Unified Fund Services, Inc.[2]

(h)(2)	Amended Exhibit A to the Mutual Fund Services Agreement between the Trust and Unified Fund Services, Inc.[10]

(h)(3)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Geier Asset Management, Inc.[11]

(h)(4)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Angel Oak Capital Advisors, LLC.[13]

(h)(5)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Longview Capital Management, LLC.[13]

(h)(6)	Expense Limitation Agreement between the Trust and Long Short Advisors, LLC.[10]

(h)(7)	Expense Limitation Agreement between the Trust and Golub Group, LLC. [8]

(h)(8)	Expense Limitation Agreement between the Trust and TEAM Financial Asset Management, LLC .[12]

(h)(9)	Expense Limitation Agreement between the Trust and Geier Asset Management, Inc.[11]

(h)(10)	Expense Limitation Agreement between the Trust and Angel Oak Capital Advisors, LLC.[13]

(h)(11)	Expense Limitation Agreement between the Trust and Longview Capital Management, LLC.[13]

(i)(1)	Opinion and Consent of Husch Blackwell Sanders LLP, Legal Counsel, with respect to Golub Group Equity Fund. [3]

(i)(2)	Opinion and Consent of Husch Blackwell Sanders LLP, Legal Counsel, with respect to TEAM Asset Strategy Fund. [5]

(i)(3)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to LS Opportunity Fund.[10]

(i)(4)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Geier Strategic Total Return Fund.[11]

(i)(5)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Angel Oak Multi-Strategy Income Fund.[13]

(i)(6)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the TEAM Asset Strategy Fund.[12]

(i)(7)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Longview Global Allocation Fund.[13]

(j)(1)	Consent of BBD, LLP, Independent Public Accountants, with respect to Golub Group Equity Fund.[8]

(j)(2)	Consent of BBD, LLP, Independent Public Accountants, with respect to TEAM Asset Strategy Fund.[12]

(j)(3)	Consent of BBD, LLP, Independent Public Accountants, with respect to LS Opportunity Fund.[10]

(j)(4)	Consent of Ashland Partners & Company, LLP, with respect to Golub Group Equity Fund.[8]

(j)(5)	Consent of Ashland Partners & Company, LLP, with respect to TEAM Asset Strategy Fund.[12]

(j)(6)	Consent of BBD, LLP, Independent Public Accountants, with respect to the Geier Strategic Total Return Fund.[11]

(j)(7)	Consent of BBD, LLP, Independent Public Accountants, with respect to the Angel Oak Multi-Strategy Income Fund.[13]

(j)(8)	Consent of BBD, LLP, Independent Public Accountants, with respect to the Longview Global Allocation Fund.[13]

(k)	Not applicable.

(l)	Initial Capital Agreement.[2]

(m)(1)	Distribution Plan under Rule 12b-1 for Golub Group Equity Fund.[3]

(m)(2)	Distribution Plan under Rule 12b-1 for TEAM Asset Strategy Fund.[5]

(m)(3)	Distribution Plan under Rule 12b-1 for Geier Strategic Total Return Fund.[11]

(m)(4)	Distribution Plan under Rule 12b-1 for Angel Oak Multi-Strategy Income Fund.[13]

(m)(5)	Distribution Plan under Rule 12b-1 for Longview Global Allocation Fund.[13]

(n)(1)	Not applicable.

(o)	Reserved.

(p)(1)	Code of Ethics for the Trust.[2]

(p)(2)	Code of Ethics for Golub Group, LLC.[3]

(p)(3)	Code of Ethics for TEAM Financial Asset Management, LLC [5]

(p)(4)	Code of Ethics for Long Short Advisors, LLC [10]

(p)(5)	Code of Ethics for Independence Capital Asset Partners, LLC[10]

(p)(6)	Code of Ethics for Unified Financial Securities, Inc.[2]

(p)(7)	Code of Ethics for Geier Asset Management, Inc. [11]

(p)(8)	Code of Ethics for Angel Oak Capital Advisors, LLC.[13]

(p)(9)	Code of Ethics for Longview Capital Management, LLC.[13]

(q)	Powers of Attorney.[2,7,9]

1.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed June 16, 2008 (File No. 811-22208).

2.	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

3.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).

4.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 filed July 6, 2009 (File No. 811-22208).

5.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 filed September 24, 2009 (File No. 811-22208).

6.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 filed December 9, 2009 (File No. 811-22208).

7.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 filed March 16, 2010 (File No. 811-22208).

8.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 filed June 1, 2010 (File No. 811-22208).

9.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 filed June 18, 2010 (File No. 811-22208).

10.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-222080.

11.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-222080).

12.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 filed February 28, 2011 (File No. 811-222080).

13.	To be filed.

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification.

Reference is made to the Registrant’s Declaration of Trust, which is filed herewith. The following is a summary of certain indemnification provisions therein.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law. In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and Other Connections of the Investment Adviser.

See the Trust’s various prospectuses and the statements of additional information for the activities and affiliations of the officers and directors of the investment advisers of the Registrant (the “Advisers”). Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisers currently serve as investment advisers to other institutional and individual clients.

ITEM 32.	Principal Underwriters.

(a)	Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, Appleton Funds, Dividend Growth Trust, Dreman Contrarian Funds, Grand Prix Investors Trust, Hirtle Callaghan Trust, Huntington Funds, James Advantage Funds, and Unified Series Trust.

(b)	The directors and officers of Unified Financial Securities, Inc. are as follows:

Name	Title	Position with Trust
Daniel B. Benhase*	Director	None
Melissa K. Gallagher**	President and Treasurer	None
John C. Swhear**	Chief Compliance Officer	Vice President and Chief Compliance Officer
Edward J. Kane*	Vice President	None
A. Dawn Story*	Vice President	None
Anna Maria Spurgin**	Assistant Vice President	None
Varanont O. Ruchira**	Assistant Vice President	None
Karyn E. Cunningham** Richard A. Cheap* Larry D. Case*	Controller Secretary Assistant Secretary	None None None

*	The principal business address of these individuals is 41 S. High Street, Columbus, OH 43215
**	The principal business address of these individuals is 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208

(c)	Not Applicable.

ITEM 33.	Location Of Accounts And Records.

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a)	Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (records relating to its functions as custodian for Golub Group Equity Fund, TEAM Asset Strategy Fund, Geier Strategic Total Return Fund, Angel Oak Multi-Strategy Income Fund, and Longview Global Allocation Fund).

(b)	Citibank, N.A., 388 Grenwich Street, New York, New York 10013 (records relating to its functions as custodian for LS Opportunity Fund).

(c)

IndexEdge Investment Consulting, LLC, 650 Poydras Street, Suite 1400, New Orleans, Louisiana 70130 (records relating to its function as the investment adviser to IndexEdge® Long-Term Portfolio Fund – terminated fund on December 9, 2009).

(d)	Golub Group, LLC, 1850 Gateway Drive, Suite 600, San Mateo, CA 94404 (records relating to its function as the investment adviser to Golub Group Equity Fund).

(e)	TEAM Financial Asset Management, LLC, 800 Corporate Circle, Suite 106, Harrisburg, Pennsylvania 17110 (records relating to its function as the investment adviser to TEAM Asset Strategy Fund).

(f)	Long Short Advisors, LLC, 1818 Market Street, Suite 3323, Philadelphia, Pennsylvania 19103 (records relating to its function as the investment adviser to LS Opportunity Fund).

(g)	Independence Capital Asset Partners, LLC, 1400 16th Street, Suite 520, Denver, Colorado 80202 (records relating to its function as investment sub-adviser to LS Opportunity Fund).

(h)	Unified Financial Securities, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208 (records relating to its function as distributor to the Fund).

(i)	Huntington Asset Services, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208 (records relating to its function as transfer agent, fund accountant, and administrator for the Fund).

(j)	Geier Asset Management, Inc., 2205 Warwick Way, Suite 200, Marriottsville, Maryland 21104 (records relating to its function as investment adviser to Geier Strategic Total Return Fund).

(k)	Angel Oak Capital Advisors, LLC, 50 Old Ivy Road, Suite 230, Atlanta, Georgia 30342 (records relating to its function as investment adviser to Angel Oak Multi-Strategy Income Fund).

(l)	Longview Capital Management, LLC, 2 Mill Road, Suite 105, Wilmington, Delaware 19806 (records relating to its function as investment adviser to Longview Global Allocation Fund).

ITEM 34.	Management Services.

Not Applicable.

ITEM 35.	Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 29 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Indianapolis, and State of Indiana on this 28th day of March, 2011

VALUED ADVISERS TRUST

By:	*
R. Jeffrey Young, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*	March 28, 2011
Dr. Merwyn Vanderlind, Trustee	Date

*	March 28, 2011
Ira Cohen, Trustee	Date

*	March 28, 2011
R. Jeffrey Young, President and Trustee	Date

*	March 28, 2011
William J. Murphy, Treasurer and Principal Financial Officer	Date

* By:	/s/ Carol J. Highsmith	March 28, 2011
Carol J. Highsmith, Vice President, Attorney in Fact		Date